Revenues and other income - Other income and revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and other income
Gains from sale of assets and businesses	€ 48	€ 27	€ 48
Other proceeds	2,369	1,072	1,127
Other income and revenues	€ 2,417	€ 1,099	€ 1,175